LICENSE AGREEMENTS AND COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May. 25, 2015	Jun. 11, 2014	Feb. 28, 2015
Common shares issued	387
Lease term		6 months	1 year
Lease expiration date			Aug. 31, 2014
Rent payable, Boston, monthly installment rate			$ 10,280
Rent payable, New York, monthly installment rate			1,400
Rental security deposit			2,100
License Agreement [Member]
License maintenance fee due at one year			50,000
License maintenance fee due at two years			75,000
License maintenance fee due at three years			$ 100,000
Shares issued per antidilution right			160,158
License Agreement 2 [Member]
License maintenance fee due at one year			$ 30,000
License maintenance fee due at two years			50,000
License maintenance fee due at three years			75,000
License maintenance fee due at four years			100,000
License Agreement 3 [Member]
License maintenance fee due at one year			15,000
License maintenance fee due at two years			25,000
License maintenance fee due at three years			37,500
License maintenance fee due at four years			50,000
License Agreement 4 [Member]
License maintenance fee due at one year			10,000
License maintenance fee due at two years			15,000
License maintenance fee due at three years			15,000
License maintenance fee due at four years			$ 20,000